RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Amounts Due From Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Amounts due from related parties [Line Items]
Total		$ 13,419	$ 16,484
Golden Axe, equity investee of the Company [Member]
Amounts due from related parties [Line Items]
Total	[1]		15,963
Tianjin Yi Chuang Xin He Information Technology Co., Ltd [Member]
Amounts due from related parties [Line Items]
Total	[2]	10,082
Others [Member]
Amounts due from related parties [Line Items]
Others		$ 3,337	$ 521

[1]	The balance represents loans to Golden Axe. Since December 2014, the Company entered into a series of loan agreements with Golden Axe, pursuant to which, short-term loans with an aggregate amount of $15,804 were provided by the Company. Among the loans, $3,320 bears interest of 5% per annum and the rest is interest-free. In December 2015, Golden Axe became an equity investee of the Company. In January 2016, $4,905 of loans were forgiven in order to settle an equivalent portion of the consideration payable for the Company's investment in Golden Axe. In April 2016, Golden Axe repaid the remainder of the loan to the Company. See the related investment discussion at Note 9 (iv).
[2]	The balance represents the loan to Yi Chuang Xin He. Yi Chuang Xin He is a subsidiary of Eall, which is an available-for-sale investee of the Company. In May 2016, the Company entered into agreements with Eall and Yi Chuang Xin He for a series of loan transactions, pursuant to which the Company made a loan amounting to RMB70 million to Yi Chuang Xin He. At the same time, Eall made a loan in US dollar to the Company amounting to RMB70 million ($10,692). Both of the loans are free of interest. The loan due from Yi Chuang Xin He is repayable on demand. The loan due to Eall is repayable 5 work days after Yi Chuang Xin He repays the loan to the Company. The Company recorded the loans as amount due from and amount due to related parties as the Company does not have the right to offset and does not intend on setting off the loans. As of December 31, 2016, both of the loans remained outstanding.